Deferred Taxation - Deferred tax liabilities and assets, prior to offsetting of balances (Footnotes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 3,385	$ 3,102
Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures	2,895	3,861
Tax payable on unremitted earnings	112	164
Recognised and unrecognised deferred tax assets	7,226	6,264
Unrecognised deferred tax assets	$ 3,841	$ 3,162
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	1 year	6 years
Deferred tax assets	$ 1,617	$ 1,186